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                     PENN MUTUAL VARIABLE LIFE ACCOUNT I
                    THE PENN MUTUAL LIFE INSURANCE COMPANY
                              600 DRESHER ROAD
                         HORSHAM, PENNSYLVANIA  19044
                               (215) 956-8000

          CERTIFICATION PURSUANT TO RULE 497(j) UNDER THE SECURITIES
                           ACT OF 1933, AS AMENDED
                              FILE NO. 33-54662

We hereby certify that the prospectuses that would have been required to be filed under Rule 497(c) would not have differed from those contained in post-Effective Amendment No. 17 to the Registration Statement for Penn Mutual Variable Life Account I (File No. 33-54662) electronically filed on April 29, 2003, the most recent amendment to the Registration Statement.

                                     PENN MUTUAL VARIABLE LIFE ACCOUNT I

                                     BY: THE PENN MUTUAL LIFE INSURANCE COMPANY

Dated: May 1, 2003                   By: /s/ Kenneth J. Kussay
                                         ---------------------
                                         Kenneth J. Kussay